Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Effective income tax rate	31.00%	31.00%	31.00%
Net increase (decrease) in the total valuation allowance	¥ 3,074	¥ 3,056	¥ 49
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	176,489
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	24,236
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	1,008,414
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 8,572	¥ 8,120